CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the year	$ (263)
Foreign currency translation adjustments:
Arising in the year	167
Foreign currency translation adjustments	167
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	54
Movement out of reserve	(73)
Movement in deferred tax	5
Effective portion of changes in fair value of cash flow hedges	(14)
Gain recognized on cost of hedging
New fair value adjustments into reserve	15
Movement out of reserve	(2)
Gain recognized on cost of hedging - Total	13
Items that will not be reclassified to income statement
Re-measurements of employee benefit obligations	11
Deferred tax movement on employee benefit obligations	(1)
Total of items that will not be reclassified to income statement	10
Total other comprehensive income/(expense) for the year	176
Total comprehensive expense for the year	(87)
Attributable to:
Owners of the parent	(86)
Non‑controlling interests	(1)
Total comprehensive expense for the year	$ (87)